UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                    --------

                                    FORM N-Q
                                    --------

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  INVESTMENT COMPANY ACT FILE NUMBER 811-06400

                         THE ADVISORS' INNER CIRCLE FUND
               (Exact name of registrant as specified in charter)
                                    --------


                               101 Federal Street
                                Boston, MA 02110
               (Address of principal executive offices) (Zip code)

                                 SEI Corporation
                            One Freedom Valley Drive
                                 Oaks, PA 19456
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-877-446-3863

                    DATE OF FISCAL YEAR END: OCTOBER 31, 2008

                     DATE OF REPORTING PERIOD: JULY 31, 2008

ITEM 1.   SCHEDULE OF INVESTMENTS


THE ADVISORS' INNER CIRCLE FUND                                ICM SMALL COMPANY
                                                                       PORTFOLIO
                                                       JULY 31, 2008 (UNAUDITED)

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS
COMMON STOCK - 95.8%
--------------------------------------------------------------------------------

                                                      SHARES           VALUE
                                                  -------------   --------------
AUTO & TRANSPORTATION - 4.6%
   BorgWarner .................................         484,000   $   19,514,880
   Celadon Group * ............................         705,200        9,329,796
   Commercial Vehicle Group * .................         562,000        5,434,540
   Cooper Tire & Rubber (A) ...................       1,413,600       13,019,256
   Marten Transport * (A) .....................         237,800        4,950,996
   Modine Manufacturing (A) ...................         213,400        3,721,696
   Quixote (A) ................................         283,100        2,346,899
   Saia * (A) .................................         246,300        4,310,250
   Wright Express * ...........................         126,200        3,350,610
                                                                  --------------
                                                                      65,978,923
                                                                  --------------
CONSUMER DISCRETIONARY - 11.3%
   Brown Shoe (A) .............................         666,900       10,763,766
   Callaway Golf (A) ..........................         640,300        8,119,004
   Carter's * (A) .............................         455,500        7,529,415
   Columbia Sportswear (A) ....................         296,600       11,066,146
   Ethan Allen Interiors ......................         354,700        8,902,970
   G&K Services, Cl A .........................         263,300        8,962,732
   Group 1 Automotive (A) .....................         555,900       10,923,435
   Insight Enterprises * ......................         848,200       10,823,032
   J&J Snack Foods (A) ........................         269,800        8,544,566
   JOS A Bank Clothiers * (A) .................         267,800        5,998,720
   Men's Wearhouse (A) ........................         637,000       12,682,670
   Monro Muffler (A) ..........................         121,200        2,207,052
   Movado Group ...............................         301,500        6,482,250
   Outdoor Channel Holdings * (A) .............         231,700        1,596,413
   Ralcorp Holdings * (A) .....................         266,700       14,391,132
   Regis ......................................         338,700        9,480,213
   Schawk (A) .................................         575,500        7,441,215
   THQ * ......................................         445,850        6,768,003
   Toro (A) ...................................         327,400       10,656,870
                                                                  --------------
                                                                     163,339,604
                                                                  --------------
ENERGY - 8.0%
   Comstock Resources * (A) ...................         188,100       11,475,981
   Equitable Resources ........................         211,600       11,056,100
   Oceaneering International * ................         356,500       21,618,160
   Penn Virginia (A) ..........................         496,400       30,156,300
   St. Mary Land & Exploration ................         433,400       18,445,504
   Tetra Technologies * (A) ...................         288,600        5,463,198
   Unit * .....................................         252,000       17,022,600
                                                                  --------------
                                                                     115,237,843
                                                                  --------------

THE ADVISORS' INNER CIRCLE FUND                                ICM SMALL COMPANY
                                                                       PORTFOLIO
                                                       JULY 31, 2008 (UNAUDITED)

--------------------------------------------------------------------------------
COMMON STOCK - CONTINUED
--------------------------------------------------------------------------------

                                                      SHARES           VALUE
                                                  -------------   --------------
FINANCIAL SERVICES - 12.1%
   Assured Guaranty (A) .......................         530,600   $    6,080,676
   Cohen & Steers (A) .........................         295,200        7,385,904
   Colonial BancGroup (A) .....................         410,200        2,731,932
   Columbia Banking System (A) ................         588,500        8,892,235
   Compass Diversified Holdings (A) ...........         616,400        7,168,732
   CVB Financial (A) ..........................       1,190,585       13,477,422
   Delphi Financial Group, Cl A (A) ...........         442,900       11,050,355
   Dime Community Bancshares (A) ..............         404,300        6,763,939
   Encore Bancshares * (A) ....................         219,300        3,728,100
   Financial Federal (A) ......................         213,100        4,911,955
   First Mercury Financial * (A) ..............         465,000        7,440,000
   FNB (A) ....................................         924,900       10,479,117
   Jack Henry & Associates ....................         457,000        9,866,630
   Procentury .................................          93,400        1,536,430
   Prosperity Bancshares (A) ..................         474,900       15,244,290
   Selective Insurance Group (A) ..............         441,500        9,536,400
   Sterling Bancorp (A) .......................         269,889        3,789,242
   Sterling Bancshares (A) ....................         922,300        8,964,756
   SVB Financial Group * (A) ..................          45,300        2,608,827
   Trico Bancshares (A) .......................         666,500       10,050,820
   Waddell & Reed Financial, Cl A .............         460,700       15,387,380
   West Coast Bancorp (A) .....................         659,800        7,264,398
                                                                  --------------
                                                                     174,359,540
                                                                  --------------
HEALTH CARE - 8.1%
   Analogic (A) ...............................          51,900        3,798,042
   Bio-Rad Laboratories, Cl A * ...............         224,200       19,976,220
   Cardiac Science * ..........................         424,641        3,779,305
   Computer Programs & Systems (A) ............         310,000        7,681,800
   Conmed * (A) ...............................         603,400       18,337,326
   Dentsply International .....................         302,000       12,155,500
   Medical Action Industries * (A) ............         411,600        4,091,304
   Omnicare ...................................         339,000        9,980,160
   Orthofix International * (A) ...............          95,400        2,269,566
   Sirona Dental Systems * (A) ................         426,700       10,590,694
   Symmetry Medical * (A) .....................         811,000       13,551,810
   West Pharmaceutical Services (A) ...........         223,500       10,263,120
                                                                  --------------
                                                                     116,474,847
                                                                  --------------
MATERIALS & PROCESSING - 17.0%
   Acuity Brands (A) ..........................         208,700        8,527,482
   Albany International, Cl A (A) .............         446,100       12,803,070
   Aptargroup (A) .............................         800,000       30,960,000
   Beacon Roofing Supply * (A) ................         788,400       10,548,792
   Brady, Cl A (A) ............................         231,800        8,500,106

THE ADVISORS' INNER CIRCLE FUND                                ICM SMALL COMPANY
                                                                       PORTFOLIO
                                                       JULY 31, 2008 (UNAUDITED)

--------------------------------------------------------------------------------
COMMON STOCK - CONTINUED
--------------------------------------------------------------------------------

                                                      SHARES           VALUE
                                                  -------------   --------------
MATERIALS & PROCESSING - CONTINUED
   Carpenter Technology .......................         336,400   $   13,018,680
   Comfort Systems USA (A) ....................         892,800       11,838,528
   Gibraltar Industries (A) ...................         591,900        9,357,939
   HFF, Cl A * ................................         407,200        2,031,928
   Interline Brands * (A) .....................         762,900       12,046,191
   Kaydon (A) .................................         346,700       16,440,514
   Michael Baker * ............................         320,300        9,436,038
   Minerals Technologies (A) ..................         199,500       12,869,745
   NN (A) .....................................         363,900        4,847,148
   Northwest Pipe * (A) .......................         175,000       10,176,250
   OM Group * (A) .............................         337,900       11,353,440
   Quanex Building Products (A) ...............         409,300        6,303,220
   Rogers * (A) ...............................         359,200       14,838,552
   Spartech (A) ...............................         611,600        6,183,276
   Tennant (A) ................................         251,700        6,622,227
   Tronox, Cl B (A) ...........................         490,000          686,000
   Universal Forest Products (A) ..............         204,000        5,508,000
   Watsco (A) .................................         379,300       18,915,691
   Zep (A) ....................................          96,900        1,654,083
                                                                  --------------
                                                                     245,466,900
                                                                  --------------
PRODUCER DURABLES - 15.7%
   Actuant, Cl A (A) ..........................         666,400       20,298,544
   AerCap Holdings * (A) ......................         292,200        4,458,972
   Ametek .....................................         559,050       26,756,133
   ATMI * (A) .................................         428,200        9,647,346
   Belden CDT (A) .............................         326,800       12,065,456
   Cymer * (A) ................................         393,800       10,431,762
   Diebold ....................................         305,200       11,286,296
   Entegris * (A) .............................       1,712,659       10,841,131
   ESCO Technologies * (A) ....................         334,300       13,756,445
   Esterline Technologies * (A) ...............         266,900       13,019,382
   Formfactor * (A) ...........................         138,800        2,415,120
   Heico, Cl A ................................         290,100        8,221,434
   Itron * (A) ................................          83,900        7,746,487
   Kaman (A) ..................................         733,100       18,386,148
   Littelfuse * (A) ...........................         382,000       12,208,720
   MDC Holdings (A) ...........................         141,700        5,883,384
   Measurement Specialties * ..................         425,700        7,347,582
   Nordson (A) ................................         149,100       10,535,406
   Radyne * ...................................         325,300        3,737,697
   Regal-Beloit (A) ...........................         253,100       10,566,925
   Triumph Group (A) ..........................         142,300        7,536,208
                                                                  --------------
                                                                     227,146,578
                                                                  --------------

THE ADVISORS' INNER CIRCLE FUND                                ICM SMALL COMPANY
                                                                       PORTFOLIO
                                                       JULY 31, 2008 (UNAUDITED)

--------------------------------------------------------------------------------
COMMON STOCK - CONTINUED
--------------------------------------------------------------------------------

                                                      SHARES           VALUE
                                                  -------------   --------------
REAL ESTATE INVESTMENT TRUSTS - 5.1%
   Brandywine Realty Trust ....................         386,630   $    6,205,411
   Camden Property Trust (A) ..................         157,400        7,740,932
   CapLease (A) ...............................       1,389,000       10,861,980
   First Industrial Realty Trust (A) ..........         186,000        4,610,940
   Hersha Hospitality Trust (A) ...............         696,400        4,944,440
   Kite Realty Group Trust (A) ................         640,400        7,953,768
   LaSalle Hotel Properties (A) ...............         300,400        6,822,084
   Lexington Realty Trust (A) .................         341,100        4,911,840
   Liberty Property Trust (A) .................         169,700        6,177,080
   Mack-Cali Realty (A) .......................          96,900        3,719,022
   Parkway Properties (A) .....................         213,300        7,527,357
   Ramco-Gershenson Properties (A) ............         134,900        2,916,538
                                                                  --------------
                                                                      74,391,392
                                                                  --------------
TECHNOLOGY - 13.3%
   American Reprographics * (A) ...............         675,900       10,821,159
   Avocent * (A) ..............................         518,000       12,318,040
   Black Box ..................................         365,500       10,855,350
   CommScope * (A) ............................         590,200       26,317,018
   CTS ........................................          71,500          919,490
   Emulex * ...................................         957,400       10,789,898
   Euronet Worldwide * (A) ....................         423,300        6,772,800
   Kemet * (A) ................................       1,119,000        1,521,840
   Kenexa * (A) ...............................         728,400       13,613,796
   Macrovision Solutions * (A) ................         363,200        5,520,640
   Mantech International, Cl A * ..............         152,000        8,487,680
   ON Semiconductor * (A) .....................       1,541,920       14,478,629
   PDF Solutions * (A) ........................         704,300        3,204,565
   Plexus * (A) ...............................         432,800       12,334,800
   Progress Software * (A) ....................         536,300       15,783,309
   Semtech * (A) ..............................         589,600        8,590,472
   Silicon Motion Technology * (A) ............         271,600        2,009,840
   Tekelec * (A) ..............................         806,800       12,578,012
   Trimble Navigation * (A) ...................         126,200        4,189,840
   Xyratex * ..................................         722,600       10,708,932
                                                                  --------------
                                                                     191,816,110
                                                                  --------------
UTILITIES - 0.6%
   Cleco ......................................          91,500        2,299,395
   Iowa Telecommunications Services (A) .......         372,400        6,904,296
                                                                  --------------
                                                                       9,203,691
                                                                  --------------
   TOTAL COMMON STOCK
      (Cost $1,207,629,471) ...................                    1,383,415,428
                                                                  --------------

THE ADVISORS' INNER CIRCLE FUND                                ICM SMALL COMPANY
                                                                       PORTFOLIO
                                                       JULY 31, 2008 (UNAUDITED)

--------------------------------------------------------------------------------
CERTIFICATE OF DEPOSIT - YANKEE (C) - 1.4%
--------------------------------------------------------------------------------

                                                       FACE
                                                  AMOUNT/SHARES        VALUE
                                                  -------------   --------------
   BNP Paribas
      2.420%, 08/25/2008 ......................   $  10,000,000   $   10,000,000
   Rabobank Nederland
      2.370%, 08/26/2008 ......................      10,000,000       10,000,000
                                                                  --------------
   TOTAL CERTIFICATE OF DEPOSIT - YANKEE
      (Cost $20,000,000) ......................                       20,000,000
                                                                  --------------
--------------------------------------------------------------------------------
CORPORATE BOND (B) (C) - 0.8%
--------------------------------------------------------------------------------
   General Electric Capital Corporation MTN
      2.368%, 01/05/09
      (Cost $11,000,000) ......................      11,000,000       11,000,000
                                                                  --------------
--------------------------------------------------------------------------------
BANK NOTE (C) - 0.7%
--------------------------------------------------------------------------------
   Wells Fargo,
      2.420%, 08/25/2008
      (Cost $10,000,000) ......................      10,000,000       10,000,000
                                                                  --------------
--------------------------------------------------------------------------------
MASTER NOTE (C) - 0.4%
--------------------------------------------------------------------------------
   Bear Stearns
      2.388%, 09/11/08
      (Cost $6,250,000) .......................       6,250,000        6,250,000
                                                                  --------------
--------------------------------------------------------------------------------
CASH EQUIVALENTS (C) (D) - 4.4%
--------------------------------------------------------------------------------
   Aim Liquid Asset, 2.523% ...................      26,000,000       26,000,000
   Dreyfus Institutional, 2.552% ..............      10,000,000       10,000,000
   Merrill Lynch Premier Institutional
     Fund, 2.489% .............................      27,500,000       27,500,000
                                                                  --------------
   TOTAL CASH EQUIVALENTS
      (Cost $63,500,000) ......................                       63,500,000
                                                                  --------------
--------------------------------------------------------------------------------
REPURCHASE AGREEMENTS - 24.8%
--------------------------------------------------------------------------------
   Bank of America
      2.268%, dated 07/31/08, to be repurchased
      on 08/01/08, repurchase price $25,001,575
      (collateralized by a Corporate
      Obligation, with par value $21,416,941,
      8.125%, 02/15/2030; total market
      value $26,250,001) (C) ..................      25,000,000       25,000,000

THE ADVISORS' INNER CIRCLE FUND                                ICM SMALL COMPANY
                                                                       PORTFOLIO
                                                       JULY 31, 2008 (UNAUDITED)

--------------------------------------------------------------------------------
REPURCHASE AGREEMENTS - CONTINUED
--------------------------------------------------------------------------------

                                                       FACE
                                                      AMOUNT           VALUE
                                                  -------------   --------------
   Credit Suisse
      2.050%, dated 07/31/08, to be repurchased on
      08/01/08, repurchase price $59,537,850
      (collateralized by various Government Agency
      Obligations, ranging in par value
      $5,426,000-$54,735,000, 2.283%-2.585%,
      10/16/2008-11/28/2008; total market value
      $60,726,320) ............................   $  59,534,460   $   59,534,460
   Dresdner Securities
      2.288%, dated 07/31/08, to be repurchased on
      08/01/08, repurchase price $75,004,767
      (collateralized by various Corporate
      Obligations, ranging in par value
      $1,843,440-$9,600,000, 0.000%-6.500%,
      03/01/2010-06/25/2047; total market value
      $78,753,418) (C) ........................      75,000,000       75,000,000
   Greenwich Capital
      2.338%, dated 07/31/08, to be repurchased on
      08/01/08, repurchase price $80,005,196
      (collateralized by various Collateralized
      Mortgage Obligations, ranging in par value
      $350,000-$79,905,000, 5.112%-6.250%,
      05/20/2036-04/12/2056; total market value
      $88,000,596) (C) ........................      80,000,000       80,000,000
   HSBC Securities
      2.288%, dated 07/31/08, to be repurchased on
      08/01/08, repurchase price $50,003,178
      (collateralized by various Corporate
      Obligations, ranging in par value
      $25,000-$10,850,000, 0.010%-6.000%,
      10/17/2011-07/25/2037; total market value
      $52,631,084) (C) ........................      50,000,000       50,000,000
   Lehman Brothers
      2.268%, dated 07/31/08, to be repurchased on
      08/01/08, repurchase price $4,122,864
      (collateralized by a Corporate Obligation,
      with par value $4,255,000, 6.250%,
      09/01/2037; total market value $4,333,502)
      (C) .....................................       4,122,604        4,122,604

THE ADVISORS' INNER CIRCLE FUND                                ICM SMALL COMPANY
                                                                       PORTFOLIO
                                                       JULY 31, 2008 (UNAUDITED)

--------------------------------------------------------------------------------
 REPURCHASE AGREEMENTS - CONTINUED
--------------------------------------------------------------------------------

                                                       FACE
                                                      AMOUNT           VALUE
                                                  -------------   --------------
   Merrill Lynch
      2.288%, dated 07/31/08, to be repurchased on
      08/01/08, repurchase price $65,004,131
      (collateralized by various Corporate
      Obligations, ranging in par value
      $518,000-$33,255,000, 5.700%-8.151%,
      08/15/2013-02/15/2043; total market value
      $68,252,041) (C) .........................  $  65,000,000   $   65,000,000
                                                                  --------------
    TOTAL REPURCHASE AGREEMENTS
      (Cost $358,657,064) ......................                     358,657,064
                                                                  --------------
    TOTAL INVESTMENTS - 128.3%
      (Cost $1,677,036,535) ....................                  $1,852,822,492
                                                                  ==============

PERCENTAGES ARE BASED ON NET ASSETS OF $1,444,485,192.

*    NON-INCOME PRODUCING SECURITY.

(A) THIS SECURITY OR A PARTIAL POSITION OF THIS SECURITY WAS ON LOAN. THE TOTAL VALUE OF SECURITIES ON LOAN AS OF JULY 31, 2008 WAS $392,526,640.
(B)  FLOATING RATE SECURITY. RATE DISCLOSED IS AS OF JULY 31, 2008.
(C) THESE SECURITIES WERE PURCHASED WITH CASH COLLATERAL HELD FROM SECURITIES ON LOAN. THE TOTAL VALUE OF SUCH SECURITIES AS OF JULY 31, 2008 WAS $409,872,604.
(D)  RATE SHOWN IS THE 7-DAY EFFECTIVE YIELD AS OF JULY 31, 2008
CL   - CLASS
MTN  - MEDIUM TERM NOTE

+ AT JULY 31, 2008, THE TAX BASIS COST OF THE PORTFOLIO'S INVESTMENTS WAS $1,677,036,535, AND THE UNREALIZED APPRECIATION AND DEPRECIATION WERE $358,508,202 AND $(182,722,245), RESPECTIVELY.

     FOR INFORMATION ON THE PORTFOLIO'S POLICY REGARDING VALUATION OF INVESTMENTS AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE PORTFOLIO'S MOST RECENT SEMI-ANNUAL OR ANNUAL FINANCIAL STATEMENTS.

ICM-QH-001-0900

ITEM 2.   CONTROLS AND PROCEDURES

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3.  EXHIBITS.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.


--------------------------------------------------------------------------------

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                              The Advisors' Inner Circle Fund


By (Signature and Title)                  /s/ Philip T. Masterson
                                          -----------------------------------
                                          Philip T. Masterson
                                          President

Date: September 26, 2008


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)                  /s/ Philip T. Masterson
                                          -----------------------------------
                                          Philip T. Masterson
                                          President

Date: September 26, 2008

By (Signature and Title)                  /s/ Michael Lawson
                                          -----------------------------------
                                          Michael Lawson
                                          Controller & CFO

Date: September 26, 2008